Introduction, basis of presentation of the consolidated financial statements and other information (Tables)	12 Months Ended
Dec. 31, 2019
Introduction, basis of presentation of the consolidated financial statements and other information (Tables) [Abstract]
Recognized rights of use assets related to each type of asset

The recognized rights of use assets related to each type of asset are as follows:

	12/31/2018	Adoptions Effects - IFRS 16	01/01/2019
Real Estate and Properties	-	2,373,959	2,373,959
Data processing systems	-	91,791	91,791
Total	-	2,465,750	2,465,750

Effects on the accounting of liabilities arising from the initial adoption

In the analysis of the Santander Group's contracts, only contracts with fixed and non-incentive payments or residual guarantee values were identified or the purchase option was embedded, thus, the effects on the accounting of liabilities arising from the initial adoption:

Lease Contracts as of December 31, 2018	-
Operating lease contracts discounted by the incremental interest rate	2,203,382
(-) Short-term leases as expenses	(19,252)
(+)/(-) Adjustments as a result of a different treatment of the termination dates of the contract	281,620
Balance as of January 1, 2019	2,465,750
Liabilities recognized as of January 1, 2019 - Other financial liabilities	2,465,750

Effects on accounting for the year ended on December 31, 2019 due to the initial adoption

Effects on accounting for the year ended on December 31, 2019 due to the initial adoption (there were no impacts on the results of the comparative periods generated by the initial adoption):

01/01 to 12/31/2019
Effects on results arising from the adoption of IFRS 16:
Rental Expense - Other administrative expenses	693,660
Asset amortization expenses - Tangible Assets	(564,132)
Interest expense on liabilities - Interest and similar income	(201,601)
Incremental interest tax effect - Income taxes	28,836
Total	(43,237)

Effects on the accounting of the financial liability

Effects on the accounting of the financial liability on the period ended December 31, 2019:

Adoption of IFRS 16 in 01/01/2019	2.465.750
New contracts origination	267.268
Accrued interests	198.433
Renew of the existing contracts	422.755
Payments	(693.704)
Other movements	(61.465)
Financial liability measured at amortized cost - Leasing Contracts as of 12/31/2019	2.599.037

Projected IGP-M (annualized)

Below is presented the projected inflation (IGP-M) on December 31, 2019:

Projected IGP-M (annualized)
Up to 3 months	3,29%
From 3 to 12 months	3,26%
From to 1 to 3 years	2,62%
From 3 to 5 years	2,94%
More than 5 years	3,21%

Conciliation of stockholders' equity resulting from the initial adoption of IFRS 9

The reconciliation of stockholders' equity resulting from the initial adoption of IFRS 9 is as follows:

Equity reconciliation

Equity before IFRS 9 adjustments - 12/31/2017	87,087,601
Allowance for loan losses	(2,149,051)
Provision for contingent liabilities	(674,513)
Re-measurement of assets arising from the new categories	17,806
Others	237,867
Deferred tax	1,026,066
Equity after IFRS 9 adjustments - 01/01/2018	85,545,776

Provision for losses by category of financial instrument

The following tables present the reconciliations of the opening and closing balances of the provision for losses by category of financial instrument. The terms expected credit losses in 12 months, expected credit losses during the maturity and impairment losses recoverable amounts are explained in the accounting practices note. The values for December 31, 2017 represent a provision for loan losses and reflect the measurement basis in accordance with IAS 39.

R$ millions	Total
Allowance for loan losses - Balance 12/31/2017	18,261,638
Allowance for guarantees - Balance 12/31/2017	312,373
IAS 39 Balance at 12/31/2017	18,574,011
Initial adoption effect of IFRS 9 (Note 1.2i)	2,823,564
IFRS 9 Balance at 01/01/2018	21,397,575

IFRS 9 adoption first adoption effects on the Financial Assets and Liabilities (In R$ Millions) - Assets

The table below presents the financial assets classified in accordance with IAS 39 and the new measurement categories in accordance with IFRS 9.

IFRS 9 adoption first adoption effects on the Financial Assets and Liabilities (In R$ Millions)		Original classification in accordance with IAS 39	Balance 12/31/2017	Reclassifications	Remeasurement	Balance 01/01/2018	New classification in accordance with IFRS 9
Financial Assets	IAS 39	Loans and receivables	355,246,574	354,317,416	-	354,317,416	Measured at Amortized cost
				492,429	5,197	497,626	Measured Mandatorily Measured At Fair Value Through Profit Or Loss
				436,729	(7,179)	429,550	Measured at Fair value through other comprehensive income
		Available-for-sale	85,823,384	4,762,234	3,791	4,766,025	Measured at Amortized cost
				79,954,513	-	79,954,513	Measured at Fair value through other comprehensive income
				1,106,637	15,997	1,122,634	Measured at Fair value through profit and loss
		Held to maturity investments	10,214,454	10,214,454	-	10,214,454	Measured at Amortized cost
		Held for trading	86,271,097	86,271,097	-	86,271,097	Measured at Fair value through profit and loss Held For Trading
		Other financial assets measured at fair value through profit and loss	1,692,057	1,692,057	-	1,692,057	Measured at Fair value through profit and loss
Total (1)			539,247,566	539,247,566	17,806	539,265,372

(1)    Does not include Provision for Losses on contingent liabilities and commitments

IFRS 9 adoption first adoption effects on the Financial Assets and Liabilities (In R$ Millions) - Liabilities

IFRS 9 adoption first adoption effects on the Financial Assets and Liabilities (In R$ Millions)		Original classification in accordance with IAS 39	Balance 12/31/2017	Reclassifications	Remeasurement	Balance 01/01/2018	New classification in accordance with IFRS 9
Financial liabilities	IAS 39	Held for trading	49,322,546	-	-	49,322,546	Measured At Fair Value Through Profit Or Loss Held For Trading
		Amortized cost	478,880,704	-	-	478,880,704	Measured at Amortized cost
Total			528,203,250	-	-	528,203,250